Intangible assets - Summary of Goodwill Impairment Test and Estimated Value in Use after Adjusting The Carrying Values of Assets and Was More Than Carrying Value Of Goodwill (Detail) - INR (₨)
₨ in Millions
	Mar. 31, 2023	Mar. 31, 2022
wind power segment [member] | Ostro Energy Group [member]
Disclosure of information for cash-generating units [line items]
Amount by which unit's recoverable amount exceeds its carrying amount	₨ 583	₨ 3,851
wind power segment [member] | ReNew Vayu Urja (KCT) [member]
Disclosure of information for cash-generating units [line items]
Amount by which unit's recoverable amount exceeds its carrying amount	1,831	419
wind power segment [member] | Others [Member]
Disclosure of information for cash-generating units [line items]
Amount by which unit's recoverable amount exceeds its carrying amount	1,706	1,925
solar power segment [member] | Prathamesh Solarfarms [member]
Disclosure of information for cash-generating units [line items]
Amount by which unit's recoverable amount exceeds its carrying amount	964	2,054
solar power segment [member] | Others [Member]
Disclosure of information for cash-generating units [line items]
Amount by which unit's recoverable amount exceeds its carrying amount	₨ 1,844	₨ 2,328